CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,950)	$ (4,368)	$ (3,851)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	207	275	230
Lease amortization	1,067	1,123	1,200
Net gain on disposal of assets	0	0	(25)
Reversal of guarantee obligations (ASC 460) reserve upon expiration of statute of limitations	(21)	(21)	(21)
Stock-based compensation expense	114	117	293
Allowance for (recovery of) credit losses	582	(39)	(1,315)
Inventory write-downs	436	97	133
Changes in fair value of equity securities	80	(165)
Deferred income taxes	231	154	275
Changes in operating assets and liabilities
Accounts receivable	(199)	3,570	4,802
Inventories and deferred costs	53	(1,418)	303
Prepaid and other assets	126	(680)	(854)
Accounts payable	(2,838)	(951)	(5,015)
Income taxes payable	592	(325)	181
Customer advances	(742)	543	103
Deferred revenue	(50)	(38)
Other liabilities	(509)	(2,331)	(917)
Net cash used in operating activities	(8,821)	(4,457)	(4,478)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(423)	(158)	(255)
Purchase of short-term investments	(616)
Net cash used in investing activities	(1,039)	(158)	(255)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	0	0	4
Net cash provided by financing activities	0	0	4
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(908)	(1,889)	(2,483)
Net decrease in cash, cash equivalents and restricted cash	(10,768)	(6,504)	(7,212)
Cash, cash equivalents and restricted cash at beginning of year	53,143	59,647	66,859
Cash, cash equivalents and restricted cash at end of year	42,375	53,143	59,647
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	33,814	43,913	49,968
Short-term restricted cash	6,574	6,824	7,117
Long-term restricted cash	1,987	2,406	2,562
Total cash, cash equivalents and restricted cash	42,375	53,143	59,647
Cash paid:
Income taxes paid	$ 796	$ 854	$ 963